Intangible assets - Patents (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets
Amortization of patents	$ 88,000	$ 69,000	$ 23,000
Generic Tussionex
Intangible assets
Patents being amortized	$ 352,000
Useful life	10 years
Adzenys XR-ODT
Intangible assets
Patents being amortized	$ 599,000
Cotempla XR-ODT
Intangible assets
Patents being amortized	$ 83,000
Useful life	15 years
Adzenys ER
Intangible assets
Patents being amortized	$ 451,000
Useful life	15 years
Patents being amortized on January 27, 2016 | Adzenys XR-ODT
Intangible assets
Patents being amortized	$ 535,000
Useful life	16 years
Patents being amortized on December 2017 | Adzenys XR-ODT
Intangible assets
Patents being amortized	$ 64,000
Useful life	15 years